Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Common Shares		Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Shares to be Issued	Non- controlling Interests	Total
Balance at Dec. 31, 2020		$ 20,820	[1]	$ 12,233,589	$ (9,556,899)	$ (1,707)			$ 2,695,803
Balance (in Shares) at Dec. 31, 2020	[1]	2,082,001
Issuance of common stock for service		$ 1,250	[1]	1,023,111					1,024,361
Issuance of common stock for service (in Shares)	[1]	125,000
Issuance of common stock for cash		$ 9,300	[1]	16,627,900					16,637,200
Issuance of common stock for cash (in Shares)	[1]	930,000
Net loss			[1]		(7,050,755)				(7,050,755)
Foreign currency translation adjustment			[1]			45,115			45,115
Balance at Dec. 31, 2021		$ 31,370	[1]	29,884,600	(16,607,654)	43,408			13,351,724
Balance (in Shares) at Dec. 31, 2021	[1]	3,137,001
Issuance of common stock for cash		$ 19,500	[1]	1,697,251					1,716,751
Issuance of common stock for cash (in Shares)	[1]	1,950,000
Net loss			[1]		(5,645,376)				(5,645,376)
Foreign currency translation adjustment			[1]			(184,885)			(184,885)
Balance at Dec. 31, 2022		$ 51,451	[1]	31,727,407	(22,253,030)	(141,477)			$ 9,384,351
Balance (in Shares) at Dec. 31, 2022		5,145,041	[1]						5,145,041	[2]
Reverse stock split adjustment		$ 47	[1]	(47)
Reverse stock split adjustment (in Shares)	[1]	4,706
Issuance of common stock for direct offering cost		$ 534	[1]	145,603					$ 146,137
Issuance of common stock for direct offering cost (in Shares)	[1]	53,334
Issuance of common stock for cash							1,430,000		1,430,000
Acquisition of additional non-controlling interest			[1]					15,298,616	15,298,616
Conversion of bond to equity		$ 1,940,000	[1]	60,781,596					62,721,596
Conversion of bond to equity (in Shares)	[1]	194,000,000
Net loss			[1]		48,958,083			(82,302)	48,875,781
Foreign currency translation adjustment			[1]			(129,624)		(8,790)	(138,414)
Deconsolidation of discontinued operations			[1]					(15,207,524)	(15,207,524)
Balance at Dec. 31, 2023		$ 1,991,451	[1]	$ 92,509,003	$ 26,705,053	$ (271,101)	$ 1,430,000		$ 122,364,406
Balance (in Shares) at Dec. 31, 2023		199,145,041	[1]						199,145,041	[2]

[1]	After giving effect to the reverse stock split effected on July 13, 2022. Also see Note 15.
[2]	After giving effect to the reverse stock split effected on July 13, 2022. Also see Note 15.